Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (2,649)	$ (65,385)	$ (197,024)	$ (134,327)	$ (108,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,576	4,684	10,083	7,698	4,086
Non-cash operating lease cost	1,963	1,749	3,762	3,121	0
Stock-based compensation	35,870	2,100	4,947	2,937	1,706
Amortization of deferred contract acquisition costs	829	538	1,206	675	0
Change in fair value of redeemable convertible preferred stock warrant liability	(9,237)	10,981	73,125	875	388
Change in fair value of common stock warrant liabilities	(33,340)	10,981
Change in fair value of contingent earnout liability	(84,420)
Inventory reserves			1,412	1,425	1,089
Transaction costs expensed	7,031
Other	1,236	683	446	589	1,822
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable, net	(7,657)	16,188	3,292	(8,702)	(2,735)
Inventories	5,620	(7,427)	(9,585)	(1,472)	(19,457)
Prepaid expenses and other assets	(9,325)	(3,335)	(8,914)	(2,961)	(1,760)
Operating lease liabilities	(953)	(2,031)	(2,815)	(1,181)	0
Accounts payable	9,293	(9,324)	(493)	15,704	(1,120)
Accrued and other liabilities	3,027	(4,054)	11,556	93	10,802
Deferred revenue	15,938	4,564	17,156	27,590	12,720
Net cash used in operating activities	(61,198)	(50,069)	(91,846)	(87,936)	(100,546)
Cash flows from investing activities
Purchases of property and equipment	(7,788)	(5,962)	(11,484)	(14,885)	(14,822)
Purchases of investments			0	(179,514)	0
Maturities of investments		47,014	47,014	132,500	0
Cash paid for acquisition, net of cash acquired			0	0	(1,475)
Net cash (used in) provided by investing activities	(7,788)	41,052	35,530	(61,899)	(16,297)
Cash flows from financing activities
Proceeds from the exercise of public warrants	117,598	31,390
Proceeds from issuance of redeemable convertible preferred stock		92,433	95,456	14,756	215,168
Merger and PIPE financing	511,646
Proceeds from issuance of common stock warrants			31,547	185	1,454
Payment of transaction costs related to Merger	(32,468)
Proceeds from issuance of debt, net of issuance costs			0	0	33,988
Payment of tax withholding obligations on settlement of earnout shares	(20,894)
Payments of deferred offering costs			(4,003)	0	0
Repayment of borrowings	(36,051)
Repayment of debt			0	0	(18,182)
Proceeds from exercises of vested and unvested stock options	1,759	1,542	5,913	2,217	1,370
Net cash provided by financing activities	541,590	125,365	128,913	17,158	233,798
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(6)	36	141	132	(101)
Net increase in cash, cash equivalents, and restricted cash	472,598	116,384	72,738	(132,545)	116,854
Cash, cash equivalents, and restricted cash at beginning of period	145,891	73,153	73,153	205,698	88,844
Cash, cash equivalents, and restricted cash at end of period	618,489	189,537	145,891	73,153	205,698
Supplementary cash flow information
Cash paid for interest	344	1,402	2,801	3,414	2,583
Cash paid for taxes	115	105	172	153	117
Supplementary cash flow information on noncash investing and financing activities
Accretion of beneficial conversion feature of redeemable convertible preferred stock		$ 58,625	60,377	0	0
Deferred transaction costs not yet paid			1,685	0	0
Right-of-use assets obtained in exchange for lease liabilities			2,118	2,906	0
Right-of-use asset remeasurement subsequent to lease extension			12,867	0	0
Vesting of early exercised stock options			268	15	4
Acquisitions of property and equipment included in accounts payable and accrued and other current liabilities			$ 647	$ 1,287	$ 0
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization	615,697
Reclassification of Legacy ChargePoint redeemable convertible preferred stock warrant liability upon the reverse capitalization	66,606
Contingent earnout liability recognized upon the closing of the reverse recapitalization	828,180
Reclassification of remaining contingent earnout liability upon triggering event	$ 242,640